OTHER RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2023
DISCLOSURE OF DETAILED TRADE AND OTHER RECEIVABLES EXPLANATORY
	Year ended March 31,
	$2023	2022
Group
Other receivables	340,848	19,130
VAT receivable	80,099	82,617
Prepayments	171,248	711,209
	592,195	812,956